Income Taxes - Classification of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current deferred tax assets	$ 122	$ 95
Non-current deferred tax liabilities	(635)	(328)
Total net deferred tax liabilities	$ (513)	$ (233)